Deconsolidation of subsidiary - Financial performance (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Deconsolidation of subsidiary
Revenues [note 20]	$ 14,531,484	$ 75,009	$ 30,224,328	$ 177,219
Cost of sales	10,134,016	78,899	21,628,521	217,333
Gross profit (loss)	4,397,468	(3,890)	8,595,807	(40,114)
Expenses	6,271,389	2,586,243	14,791,335	3,671,417
Loss before tax	$ (1,873,921)	$ (2,590,133)	$ (6,195,528)	$ (3,711,531)